PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .8%
Australia : 1 .2%
3,488
ASX Ltd.
$ 160,262
0 .1
1,009
Cochlear Ltd.
176,427
0 .1
153,595
Medibank Pvt Ltd.
472,026
0 .3
101,655
Scentre Group
240,689
0 .2
275,151
Telstra Group Ltd.
848,091
0 .5
1,897,495
1 .2
Canada : 3 .7%
21,903
Bank of Nova Scotia
1,171,959
0 .7
2,500  Canadian Tire Corp. Ltd.
- Class A
317,685
0 .2
5,928  CCL Industries, Inc. -
Class B
345,697
0 .2
41,280
Cenovus Energy, Inc.
543,843
0 .4
6,195
iA Financial Corp., Inc.
630,718
0 .4
29,830
Keyera Corp.
909,235
0 .6
17,892
Suncor Energy, Inc.
636,099
0 .4
4,216
Thomson Reuters Corp.
837,639
0 .5
10,152
TMX Group Ltd.
410,341
0 .3
5,803,216
3 .7
Denmark : 0 .9%
30,005
Danske Bank A/S
1,149,783
0 .7
1,390
Pandora A/S
254,083
0 .2
1,403,866
0 .9
Finland : 0 .2%
57,224
Nokia Oyj
297,810
0 .2
France : 3 .1%
13,982
AXA SA
659,048
0 .4
11,782
BNP Paribas SA
1,031,800
0 .7
17,559
Carrefour SA
262,583
0 .2
7,677  Cie Generale des
Etablissements Michelin
SCA
293,714
0 .2
2,817
Danone SA
240,845
0 .2
3,578
Eiffage SA
492,138
0 .3
32,271
Engie SA
696,504
0 .4
1,434
Ipsen SA
168,839
0 .1
64,653
Orange SA
964,971
0 .6
4,810,442
3 .1
Germany : 1 .7%
1,338
Deutsche Boerse AG
431,034
0 .3
12,675  Deutsche Telekom AG,
Reg
479,982
0 .3
11,506  Fresenius SE & Co.
KGaA
563,897
0 .3
5,475
(1)
Scout24 SE
745,991
0 .5
3,476
Symrise AG
415,619
0 .3
2,636,523
1 .7
Hong Kong : 1 .1%
245,000  HKT Trust & HKT Ltd. -
Stapled Security
352,870
0 .2
7,400  Jardine Matheson
Holdings Ltd.
329,670
0 .2
60,700
Link REIT
321,239
0 .2
22,000  Power Assets Holdings
Ltd.
139,120
0 .1
45,500  Swire Pacific Ltd. - Class
A
387,589
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
207,000
(1)
WH Group Ltd.
$ 190,390
0 .1
1,720,878
1 .1
Israel : 0 .3%
26,016
Bank Leumi Le-Israel BM
419,854
0 .3
Italy : 1 .9%
225,834
Intesa Sanpaolo SpA
1,260,768
0 .8
32,990
(1)
Poste Italiane SpA
716,282
0 .4
16,713
UniCredit SpA
1,074,752
0 .7
3,051,802
1 .9
Japan : 4 .5%
48,400
Asahi Kasei Corp.
340,103
0 .2
40,700  Central Japan Railway
Co.
889,121
0 .6
61,600  Dai-ichi Life Holdings,
Inc.
480,819
0 .3
4,500  Daito Trust Construction
Co. Ltd.
506,897
0 .3
19,100  Daiwa House Industry
Co. Ltd.
643,975
0 .4
45,900
Japan Airlines Co. Ltd.
928,642
0 .6
18,000  Japan Post Holdings Co.
Ltd.
176,372
0 .1
54,500
Kirin Holdings Co. Ltd.
781,872
0 .5
96,600  Mitsubishi Chemical
Group Corp.
514,205
0 .3
8,300  MS&AD Insurance Group
Holdings, Inc.
197,693
0 .1
14,900  Ono Pharmaceutical Co.
Ltd.
162,235
0 .1
20,000
Secom Co. Ltd.
728,283
0 .5
191,600
Z Holdings Corp.
690,887
0 .5
7,041,104
4 .5
Netherlands : 1 .6%
198,893
Koninklijke KPN NV
935,087
0 .6
17,155
NN Group NV
1,079,418
0 .7
3,260
Wolters Kluwer NV
578,093
0 .3
2,592,598
1 .6
New Zealand : 0 .1%
8,007  Fisher & Paykel
Healthcare Corp. Ltd.
174,252
0 .1
Norway : 0 .9%
38,980
DNB Bank ASA
1,042,551
0 .6
24,112
Mowi ASA
450,233
0 .3
1,492,784
0 .9
Puerto Rico : 0 .3%
5,318
Popular, Inc.
550,573
0 .3
Singapore : 0 .4%
5,300
DBS Group Holdings Ltd.
182,863
0 .1
38,200
Singapore Exchange Ltd.
414,875
0 .3
597,738
0 .4
Spain : 1 .3%
5,681  ACS Actividades de
Construccion y Servicios
SA
373,163
0 .2
2,827
(1)
Aena SME SA
760,561
0 .5
2,978
Amadeus IT Group SA
247,680
0 .2

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
49,995
Repsol SA
$ 673,579
0 .4
2,054,983
1 .3
Sweden : 0 .6%
14,793
Essity AB - Class B
432,758
0 .3
8,224
SKF AB - Class B
180,898
0 .1
7,611
Swedbank AB - Class A
206,086
0 .1
23,449  Telefonaktiebolaget LM
Ericsson - Class B
199,611
0 .1
1,019,353
0 .6
Switzerland : 1 .2%
5,465
ABB Ltd., Reg
309,580
0 .2
1,476
DSM-Firmenich AG
164,306
0 .1
1,713
SGS SA
178,911
0 .1
1,845  Zurich Insurance Group
AG
1,294,153
0 .8
1,946,950
1 .2
United Kingdom : 4 .1%
55,351
(1)
Auto Trader Group PLC
592,785
0 .4
40,289
BAE Systems PLC
1,033,002
0 .7
43,963
Barclays PLC
194,688
0 .1
27,906  British American Tobacco
PLC
1,256,280
0 .8
105,000  CK Hutchison Holdings
Ltd.
587,130
0 .4
19,350
HSBC Holdings PLC
227,962
0 .1
88,769
NatWest Group PLC
630,334
0 .4
34,323
Pearson PLC
539,069
0 .3
24,166
Sage Group PLC
397,439
0 .3
11,689
Smith & Nephew PLC
169,621
0 .1
16,215
Smiths Group PLC
471,330
0 .3
9,481
Whitbread PLC
370,397
0 .2
6,470,037
4 .1
United States : 66 .7%
11,515
AbbVie, Inc.
2,143,057
1 .4
1,583
Acuity Brands, Inc.
411,406
0 .3
69,216
ADT, Inc.
575,877
0 .4
4,913
AECOM
539,693
0 .3
1,837  Allison Transmission
Holdings, Inc.
190,166
0 .1
3,010
Allstate Corp.
631,709
0 .4
2,350
Alphabet, Inc. - Class A
403,589
0 .3
20,738
Altria Group, Inc.
1,256,930
0 .8
1,054
Ameriprise Financial, Inc.
536,739
0 .3
3,480  AmerisourceBergen
Corp.
1,013,515
0 .6
4,132
AMETEK, Inc.
738,554
0 .5
5,510
AptarGroup, Inc.
872,784
0 .6
3,883
Assurant, Inc.
788,171
0 .5
59,268
AT&T, Inc.
1,647,650
1 .0
4,614  Automatic Data
Processing, Inc.
1,501,995
1 .0
15,948
Avnet, Inc.
797,559
0 .5
8,447
Axis Capital Holdings Ltd.
876,799
0 .6
14,429
Baker Hughes Co.
534,594
0 .3
7,829  Bank of New York Mellon
Corp.
693,728
0 .4
8,413
Black Hills Corp.
491,908
0 .3
17,436
Blue Owl Capital, Inc.
325,704
0 .2
22,410
Bristol-Myers Squibb Co.
1,081,955
0 .7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
27,229  Brixmor Property Group,
Inc.
$ 691,889
0 .4
2,632
Brown & Brown, Inc.
297,153
0 .2
7,717
Cardinal Health, Inc.
1,191,813
0 .8
4,625  Cboe Global Markets,
Inc.
1,059,680
0 .7
8,308
Church & Dwight Co., Inc.
816,759
0 .5
3,611
Cigna Group
1,143,387
0 .7
2,922
Cintas Corp.
661,833
0 .4
31,175
Cisco Systems, Inc.
1,965,272
1 .2
11,648
Citigroup, Inc.
877,327
0 .6
4,536
CME Group, Inc.
1,310,904
0 .8
12,141
Colgate-Palmolive Co.
1,128,385
0 .7
17,555
Conagra Brands, Inc.
401,834
0 .3
10,244
ConocoPhillips
874,325
0 .6
5,799  COPT Defense
Properties
159,183
0 .1
36,339
Coterra Energy, Inc.
883,401
0 .6
8,262
CSX Corp.
260,997
0 .2
7,489
Delta Air Lines, Inc.
362,393
0 .2
2,537
Digital Realty Trust, Inc.
435,146
0 .3
8,771
DT Midstream, Inc.
918,675
0 .6
10,203
Duke Energy Corp.
1,201,097
0 .8
2,347
DuPont de Nemours, Inc.
156,780
0 .1
5,948
Eastman Chemical Co.
466,145
0 .3
14,586
Edison International
811,711
0 .5
2,939
Elevance Health, Inc.
1,128,106
0 .7
3,154
Emerson Electric Co.
376,524
0 .2
3,580
Entergy Corp.
298,142
0 .2
3,593
EOG Resources, Inc.
390,092
0 .2
12,880
Equitable Holdings, Inc.
680,966
0 .4
5,761
Equity Residential
404,077
0 .3
12,061
Essent Group Ltd.
699,538
0 .4
1,446
Essex Property Trust, Inc.
410,519
0 .3
6,399
Evergy, Inc.
424,958
0 .3
22,695
Exelon Corp.
994,495
0 .6
4,524  First Industrial Realty
Trust, Inc.
223,621
0 .1
3,392
Flowserve Corp.
169,295
0 .1
6,097
Fortive Corp.
427,948
0 .3
3,249
Fox Corp. - Class A
178,500
0 .1
16,812  Gaming and Leisure
Properties, Inc.
785,120
0 .5
6,990
General Motors Co.
346,774
0 .2
17,523
Genpact Ltd.
754,365
0 .5
12,324
Gilead Sciences, Inc.
1,356,626
0 .9
4,018
Globe Life, Inc.
489,674
0 .3
15,342
H&R Block, Inc.
873,727
0 .6
7,161
Hancock Whitney Corp.
391,492
0 .2
4,794  Hanover Insurance
Group, Inc.
843,648
0 .5
8,628  Hartford Financial
Services Group, Inc.
1,120,260
0 .7
10,970  Hewlett Packard
Enterprise Co.
189,562
0 .1
2,843
Hexcel Corp.
150,366
0 .1
10,497  Host Hotels & Resorts,
Inc.
162,599
0 .1
618
Humana, Inc.
144,074
0 .1
5,588
Ingredion, Inc.
777,403
0 .5

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,241  Interactive Brokers
Group, Inc. - Class A
$ 260,213
0 .2
5,826  Iridium Communications,
Inc.
147,980
0 .1
2,489  Jack Henry & Associates,
Inc.
450,932
0 .3
15,154
Johnson & Johnson
2,352,052
1 .5
2,405
Kemper Corp.
153,271
0 .1
7,294
Kimberly-Clark Corp.
1,048,585
0 .7
38,321
Kinder Morgan, Inc.
1,074,521
0 .7
1,603
Lancaster Colony Corp.
268,342
0 .2
1,336
Leidos Holdings, Inc.
198,423
0 .1
2,205
Lockheed Martin Corp.
1,063,648
0 .7
10,930
Loews Corp.
975,940
0 .6
5,624  Marsh & McLennan Cos.,
Inc.
1,314,104
0 .8
1,861
McKesson Corp.
1,339,008
0 .8
14,632
Medtronic PLC
1,214,163
0 .8
14,347
Merck & Co., Inc.
1,102,423
0 .7
11,181
MetLife, Inc.
878,603
0 .6
34,042
MGIC Investment Corp.
900,411
0 .6
1,640
Motorola Solutions, Inc.
681,223
0 .4
9,642
National Fuel Gas Co.
795,851
0 .5
18,393  National Retail
Properties, Inc.
768,092
0 .5
8,323
NetApp, Inc.
825,309
0 .5
9,695  New York Times Co. -
Class A
553,778
0 .4
23,303
NiSource, Inc.
921,401
0 .6
12,396
NorthWestern Corp.
685,871
0 .4
10,972
Novartis AG, Reg
1,266,488
0 .8
19,013
OGE Energy Corp.
845,508
0 .5
21,494  Old Republic International
Corp.
812,473
0 .5
1,956
ONE Gas, Inc.
146,231
0 .1
7,381
OneMain Holdings, Inc.
382,631
0 .2
11,222
ONEOK, Inc.
907,186
0 .6
11,226
PepsiCo, Inc.
1,475,658
0 .9
57,813
Pfizer, Inc.
1,358,027
0 .9
8,434
PG&E Corp.
142,366
0 .1
4,374  Philip Morris International,
Inc.
789,901
0 .5
14,689
Procter & Gamble Co.
2,495,514
1 .6
2,872  Prosperity Bancshares,
Inc.
200,035
0 .1
8,036
Prudential Financial, Inc.
834,860
0 .5
4,405
Qualcomm, Inc.
639,606
0 .4
1,156
Ralph Lauren Corp.
319,992
0 .2
12,211  Raytheon Technologies
Corp.
1,666,557
1 .1
3,661
Regency Centers Corp.
264,141
0 .2
3,993  Reinsurance Group of
America, Inc.
811,737
0 .5
4,168
Republic Services, Inc.
1,072,385
0 .7
54,346
Rithm Capital Corp.
605,958
0 .4
1,696
Roche Holding AG
549,415
0 .3
1,535
Royal Gold, Inc.
273,414
0 .2
7,093
RPM International, Inc.
807,467
0 .5
8,234  Sabra Health Care REIT,
Inc.
143,930
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,193  Simon Property Group,
Inc.
$ 683,752
0 .4
2,938
Skyworks Solutions, Inc.
202,810
0 .1
9,786
Smithfield Foods, Inc.
228,797
0 .1
2,787
Snap-on, Inc.
893,930
0 .6
11,849  SS&C Technologies
Holdings, Inc.
957,518
0 .6
11,211
Synchrony Financial
646,314
0 .4
10,827
TJX Cos., Inc.
1,373,946
0 .9
2,075  Tradeweb Markets, Inc. -
Class A
299,734
0 .2
17,686
Travel + Leisure Co.
859,009
0 .5
10,608
Unum Group
866,780
0 .5
13,884
US Bancorp
605,204
0 .4
37,841  Verizon Communications,
Inc.
1,663,490
1 .1
103,250
Viatris, Inc.
907,567
0 .6
2,615
Visa, Inc. - Class A
954,972
0 .6
863  Watts Water
Technologies, Inc. - Class
A
208,950
0 .1
24,349
Wells Fargo & Co.
1,820,818
1 .2
41,162
Wendy's Co.
469,247
0 .3
19,383
Williams Cos., Inc.
1,172,865
0 .7
2,496
Xcel Energy, Inc.
174,970
0 .1
105,098,939
66 .7
Total Common Stock
(Cost $125,445,123)
151,081,197
95 .8
EXCHANGE-TRADED FUNDS : 2 .2%
15,811  iShares MSCI EAFE
Value ETF
1,006,212
0 .6
13,019  iShares Russell 1000
Value ETF
2,455,644
1 .6
3,461,856
2 .2
Total Exchange-Traded
Funds
(Cost $3,440,721)
3,461,856
2 .2
PREFERRED STOCK : 0 .4%
Germany : 0 .4%
3,899
Henkel AG & Co. KGaA
312,407
0 .2
2,796
Volkswagen AG
302,736
0 .2
615,143
0 .4
Total Preferred Stock
(Cost $605,243)
615,143
0 .4
Total Long-Term
Investments
(Cost $129,491,087)
155,158,196
98 .4

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .7%
Mutual Funds : 0 .7%
1,093,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.220%
(Cost $1,093,000) $ 1,093,000 0 .7
Total Short-Term
Investments
(Cost $1,093,000)
$ 1,093,000
0 .7
Total Investments in
Securities
(Cost $130,584,087) $ 156,251,196 99 .1
Assets in Excess of
Other Liabilities 1,437,576 0 .9
Net Assets $ 157,688,772 100 .0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of May 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 26 .4%
Industrials 13 .8
Health Care 13 .1
Consumer Staples 9 .3
Communication Services 6 .5
Energy 6 .0
Utilities 5 .6
Consumer Discretionary 4 .5
Real Estate 4 .3
Information Technology 3 .9
Materials 2 .8
Exchange-Traded Funds 2 .2
Short-Term Investments 0 .7
Assets in Excess of Other Liabilities 0 .9
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 1,897,495 $ — $ 1,897,495
Canada 5,803,216 — — 5,803,216
Denmark — 1,403,866 — 1,403,866
Finland — 297,810 — 297,810
France — 4,810,442 — 4,810,442
Germany — 2,636,523 — 2,636,523
Hong Kong 329,670 1,391,208 — 1,720,878
Israel — 419,854 — 419,854
Italy — 3,051,802 — 3,051,802
Japan — 7,041,104 — 7,041,104
Netherlands — 2,592,598 — 2,592,598
New Zealand — 174,252 — 174,252
Norway — 1,492,784 — 1,492,784
Puerto Rico 550,573 — — 550,573
Singapore — 597,738 — 597,738
Spain — 2,054,983 — 2,054,983
Sweden — 1,019,353 — 1,019,353
Switzerland — 1,946,950 — 1,946,950
United Kingdom — 6,470,037 — 6,470,037
United States 103,283,036 1,815,903 — 105,098,939
Total Common Stock 109,966,495 41,114,702 — 151,081,197
Exchange-Traded Funds 3,461,856 — — 3,461,856
Preferred Stock — 615,143 — 615,143
Short-Term Investments 1,093,000 — — 1,093,000
Total Investments, at fair value $ 114,521,351 $ 41,729,845 $ — $ 156,251,196
Other Financial Instruments+
Forward Foreign Currency Contracts — 92,913 — 92,913
Total Assets $ 114,521,351 $ 41,822,758 $ — $ 156,344,109
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (1,499,269) $ — $ (1,499,269)
Written Options — (1,212,828) — (1,212,828)
Total Liabilities $ — $ (2,712,097) $ — $ (2,712,097)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
At May 31, 2025, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
JPY 128,200,000 USD 873,151 Bank of America N.A. 06/17/25 $ 19,190
USD 7,507,338 JPY 1,102,900,000 Brown Brothers Harriman & Co. 06/17/25 (169,443)
USD 5,040,968 GBP 3,900,000 Brown Brothers Harriman & Co. 06/17/25 (214,043)
CHF 900,000 USD 1,059,382 Citibank N.A. 06/17/25 36,073
USD 5,448,833 CAD 7,800,000 Citibank N.A. 06/17/25 (238,843)
USD 15,090,197 EUR 13,800,000
Morgan Stanley and Co. International
PLC 06/17/25 (593,121)
CAD 500,000 USD 356,152 Standard Chartered Bank 06/17/25 8,443
USD 4,341,437 CHF 3,800,000 State Street Bank and Trust Co. 06/17/25 (283,819)
EUR 800,000 USD 879,971 UBS AG 06/17/25 29,207
$ (1,406,356)
At May 31, 2025, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
UBS AG Call 06/27/25 USD 82.890 134,032 USD 11,101,870 $ 128,256 $ (141,707)
Financial Select Sector
SPDR Fund
JPMorgan Chase
Bank N.A. Call 07/11/25 USD 51.470 372,842 USD 19,000,028 347,712 (347,712)
FTSE 100 Index
UBS AG Call 06/13/25 GBP 8,682.310 755 GBP 6,623,147 85,315 (136,878)
FTSE 100 Index
UBS AG Call 06/13/25 GBP 8,683.390 606 GBP 5,316,062 68,311 (109,205)
Health Care Select
Sector SPDR Fund
BNP Paribas Call 07/11/25 USD 133.970 55,790 USD 7,399,986 131,720 (131,720)
Industrial Select Sector
SPDR Fund
Royal Bank of
Canada Call 06/27/25 USD 145.220 131,451 USD 18,773,832 305,229 (194,064)
Nikkei 225 Index
Morgan Stanley & Co.
International PLC Call 06/13/25 JPY 37,383.150 23,290 JPY 884,207,179 124,924 (151,542)
$ 1,191,467 $ (1,212,828)
Currency Abbreviations:
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,373,396
Gross Unrealized Depreciation (2,706,288)
Net Unrealized Appreciation $ 25,667,108